Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41382
Entity Registrant Name	i-80 Gold Corp.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Address, Address Line One	5190 Neil Road
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	807
Local Phone Number	346-1390
Title of 12(b) Security	Common shares, no par value
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	298,502,334
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001853962
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	CT Corporation System